Estimated Fair Value and Basis of Valuation of Financial Instrument Assets and (Liabilities) Measured at Fair Value on a Recurring Basis (Parenthetical) (Detail) (USD $)
In Millions, unless otherwise specified
																	12 Months Ended			12 Months Ended
	Nov. 30, 2010 Ship Foreign Currency Options Financial Instruments Measured at Fair Value on a Recurring Basis	Nov. 30, 2011 Net investment hedges Financial Instruments Measured at Fair Value on a Recurring Basis	Nov. 30, 2010 Net investment hedges Financial Instruments Measured at Fair Value on a Recurring Basis	Nov. 30, 2011 Net investment hedges Financial Instruments Measured at Fair Value on a Recurring Basis Maximum	Nov. 30, 2011 Fuel Derivatives Second Half 2012 Financial Instruments Measured at Fair Value on a Recurring Basis	Nov. 30, 2011 Fuel Derivatives 2013 Maturity		Nov. 30, 2011 Fuel Derivatives 2013 Maturity Financial Instruments Measured at Fair Value on a Recurring Basis	Nov. 30, 2011 Fuel Derivatives 2014 Maturity		Nov. 30, 2011 Fuel Derivatives 2014 Maturity Financial Instruments Measured at Fair Value on a Recurring Basis	Nov. 30, 2011 Fuel Derivatives 2015 Maturity		Nov. 30, 2011 Fuel Derivatives 2015 Maturity Financial Instruments Measured at Fair Value on a Recurring Basis	Nov. 30, 2011 Fair Value Hedging Interest rate swaps Financial Instruments Measured at Fair Value on a Recurring Basis	Nov. 30, 2010 Fair Value Hedging Interest rate swaps Financial Instruments Measured at Fair Value on a Recurring Basis	Nov. 30, 2011 Fair Value Hedging Interest rate swaps Financial Instruments Measured at Fair Value on a Recurring Basis Maximum	Nov. 30, 2011 Cash Flow Hedging Interest rate swaps Financial Instruments Measured at Fair Value on a Recurring Basis	Nov. 30, 2010 Cash Flow Hedging Interest rate swaps Financial Instruments Measured at Fair Value on a Recurring Basis	Nov. 30, 2011 Cash Flow Hedging Interest rate swaps Financial Instruments Measured at Fair Value on a Recurring Basis Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated percent of fuel consumption					10.00%	10.00%	[1]	10.00%	10.00%	[1]	10.00%	10.00%	[1]	10.00%
Total foreign currency options designated as foreign currency cash flow hedges for euro-denominated shipbuilding contracts	$ 785
Maturity of foreign currency derivatives	2011			July 2017
Total foreign currency forwards designated as hedges of net investments in foreign operations for euro-denominated functional currency		183	352
Amount of interest rate swap agreements change, of fixed rate debt to U.S. dollar LIBOR or GBP LIBOR-based floating rate debt, for both U.S. dollar and sterling interest rate swaps designated as fair value hedges															510	512
Maturity of interest rate swaps																	2012-06			2022-02
Amount of interest rate swap agreements change, of EURIBOR-based floating rate debt to fixed rate debt, for euro interest rate swaps designated as cash flow hedges																		$ 320	$ 333

[1]	Fuel derivatives mature evenly over each quarter within the above fiscal years.